SUMMARY OF ESTIMATED USEFUL LIVES OF ASSETS (Details)	May 31, 2026	Aug. 31, 2025
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years	5 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years	10 years
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years	10 years